Cash and Cash Equivalents and Pledged Bank Deposits - Schedule of Cash and Cash Equivalents and Pledged Bank Deposits (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents and Pledged Bank Deposits [Abstract]
Cash and bank balances	$ 23,005,589	$ 14,152,465
Time deposits	19,701,267	54,677,296
Total	42,706,856	68,829,761
Less: Pledged bank deposits	(185,336)	(188,745)
Cash and cash equivalents	$ 42,521,520	$ 68,641,016	$ 24,077,695	$ 9,190,286